Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONSCompensation of key management personnelKey management personnel of the Company include its directors and executive officers. In 2020, the Company recorded $5.5 million (2019 - $5.8 million) relating to compensation of key management personnel and nil (2019 - $2.3 million) for severance relating to key management personnel. In 2020, share-based compensation costs relating to compensation of key management personnel was $4.9 million (2019 - $10.3 million)